MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2020
MAJOR CUSTOMERS
MAJOR CUSTOMERS

25   MAJOR CUSTOMERS

During the year ended December 31, 2018, the Company had three contracting customers, which generated over 10% of the Company’s total revenues or RMB563,698, RMB490,523 and RMB376,881, respectively. During the year ended December 31, 2019, the Company had three contracting customers, which generated over 10% of the Company’s total revenues or RMB1,010,794, RMB712,780 and RMB535,990, respectively. During the year ended December 31, 2020, the Company had three contracting customers, which generated over 10% of the Company’s total revenues or RMB1,347,165, RMB847,620 and RMB674,621, respectively.